CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENTS OF CASH FLOWS
Net loss	$ (39,407)	$ (29,987)	$ (4,819)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization	2,135	1,855	1,361
Share-based compensation	3,196	2,518	4,318
Exchange loss on offshore bank accounts	938	1,556
Loss from equity method investment	34
Inventory write down	1,890	1,206	(420)
Amortization of debt discount			956
Interest on convertible notes			413
Changes in operating assets and liabilities:
Accounts receivable	(246)	(447)	12
Inventories	(3,326)	(4,000)	(864)
Prepaid expenses and other current assets	106	3,639	(1,148)
Long-term rental deposit	33	(79)	(337)
Accounts payable	4,117	6,567	9,508
Advance from customers	(2,697)	818	3,130
Accrued expenses and other current liabilities	(4,674)	9,465	3,042
Net cash provided by (used in) operating activities	(37,901)	(6,889)	15,152
Cash flows from investing activities
Purchase of property and equipment	(769)	(2,576)	(2,451)
Maturity of term deposit	43,054	157,519
Purchase of term deposit	(37,708)	(84,855)	(79,958)
Deposit (Withdraw) in restricted cash	661	(907)	(143)
Payment for business acquisition			(1,000)
Payment for long term investment	(2,100)
Net cash (used in) provided by investing activities	3,138	69,181	(83,552)
Cash flows from financing activities
Proceeds from exercise of share options	122	230	193
Proceeds from initial public offering			75,030
Repurchase of ordinary shares	(9,346)	(10,650)
Payment of professional fees related to initial public offering			(3,127)
Net cash provided by (used in) financing activities	(9,224)	(10,420)	72,096
Net increase (decrease) in cash and cash equivalents	(43,987)	51,872	3,696
Effect of exchange rate changes on cash and cash equivalents	(470)	(259)	77
Cash and cash equivalents at beginning of year	75,358	23,745	19,972
Cash and cash equivalents at end of year	30,901	75,358	23,745
Supplemental cash flow information:
Income taxes paid	$ (49)	$ (70)	(69)
Interest paid			$ (1,157)